Note Payable To Bank	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Note Payable To Bank [Abstract]
Note Payable To Bank

NOTE 6—NOTE PAYABLE TO BANK

In October 2011, we established a revolving demand loan with National Bank of Canada (the “Bank”) through our wholly-owned subsidiary, Legend Canada. The credit facility had a maximum borrowing base of CA$6.0 million. On March 25, 2012, we received notification from the Bank of its decision to reduce and restructure our credit facility, following their interim review in the first quarter of 2012. The Bank advised us that it decided to reduce the maximum borrowing base under the credit facility due to decreases in the market prices of natural gas and the resulting decrease in the value of our reserves securing the credit facility. On March 27, 2012, we entered into an Amending Offering Letter with the Bank to amend the credit facility on the following terms: (a) the revolving demand loan was reduced from CA$6.0 million to CA$4.0 million, which is payable in full at any time upon demand by the Bank; (b) the Bank provided a new CA$1.5 million bridge demand loan, which is payable in full at any time upon demand by the Bank, and in any event no later than May 31, 2012; and (c) we are required to provide an unlimited guarantee of the credit facility for Legend Canada.

As of March 31, 2012, the revolving credit facility had a maximum borrowing base of CA$4,000,000 ($3,996,400), and we had CA$3,862,022 ($3,858,547) in principal amount outstanding. Outstanding principal under the loan bears interest at a rate equal to the Bank’s prime rate of interest (currently 3%) plus 1%. We are obligated to pay a monthly fee of 0.25% of any undrawn portion of the credit facility. The borrowings under the credit facility is payable upon demand at any time. Borrowings under the agreements are collateralized by a Fixed and Floating Charge Demand Debenture (the “Debenture”) to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank. The interest rate on amounts drawn under the Debenture, as well as interest that is past due, is the prime rate, plus 7% per annum. As further collateral, Legend Canada also executed an Assignment of Book Debts on October 19, 2011, that grants, transfers and assigns to the Bank a continuing and specific security interest in specific collateral of Legend Canada, including all debts, proceeds, accounts, claims, money and chooses in action which currently or in the future are owing to Legend Canada. Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets. We were in compliance with this debt covenant at March 31, 2012. The revolving credit facility is subject to review by the Bank at future dates as determined by the Bank, and the Bank may increase or lower the maximum borrowing base subject to their review. The next scheduled review is May 31, 2012.

As of March 31, 2012, we also had a bridge demand loan in place through Legend Canada that was fully drawn for CA$1,500,000 ($1,498,650). This bridge facility bears interest at a rate equal to the Bank’s prime rate of interest (currently 3%) plus 2%. This bridge facility is payable no later than May 31, 2012, and can be retired at any time prior to that date.

In May 2012, we entered into an unlimited guarantee of the credit facility in favor of the Bank, and we also entered into a blanket security agreement, granting to the Bank a security interest in all of our personal property assets to secure the guarantee.

Legend Canada also has a CA$20,000 ($20,000) letter of guarantee outstanding, related to a company that provides third party processing to the Company.

NOTE 8—NOTE PAYABLE TO BANK

Under a series of agreements with National Bank of Canada (the “Bank”), as of December 31, 2011, we had a revolving credit facility with a maximum borrowing base of CA$6,000,000 through our wholly-owned subsidiary, Legend Canada. Outstanding principal under the loan bears interest at a rate equal to the Bank’s prime rate of interest (currently 3%) plus 1%. We are obligated to pay a monthly fee of 0.25% of any undrawn portion of the credit facility. The borrowings under the credit facility is payable upon demand at any time. Borrowings under the agreements are collateralized by a Fixed and Floating Charge Demand Debenture (the “Debenture”) to the Bank in the face amount of CA$25 million, to secure payment of all debts and liabilities owed by Legend Canada to the Bank. The interest rate on amounts drawn under the Debenture, as well as interest that is past due, is the prime rate, plus 7% per annum. As further collateral, Legend Canada also executed an Assignment of Book Debts on October 19, 2011, that grants, transfers and assigns to the Bank a continuing and specific security interest in specific collateral of Legend Canada, including all debts, proceeds, accounts, claims, money and choses in action which currently or in the future are owing to Legend Canada. As of December 31, 2011 there was $5,094,042 in principal outstanding on the revolving credit facility. Legend Canada also has a $20,000 (CA$20,000) letter of guarantee outstanding, related to a company that provides third party processing to the Company.

Under the agreements, we must maintain a working capital ratio, exclusive of bank indebtedness, of at least 1 to 1. For purposes of this calculation, the undrawn availability under the revolving credit facility is added to current assets. We were in compliance with this debt covenant at December 31, 2011.

The revolving credit facility is subject to review by the Bank at future dates as determined by the Bank, and the Bank may increase or lower the maximum borrowing base subject to their review. Refer to note 12 for information relating to the December 31, 2011 National Bank review.